Fees Summary	Nov. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,531,000.00
Total Offset Amount	1,091,000.00
Net Fee	$ 440,000.00